Share Capital and Share Premium - Additional information (Detail) - £ / shares		6 Months Ended
	Jun. 08, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Number of shares issued		21,547,775,000	20,809,855,000
Number Of American Depositary Shares Listed		4,307,855
Share Subdivision [Member]
Disclosure of classes of share capital [line items]
Par value per share	£ 0.000004
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	20,809,854,947
Par value per share	£ 0.0004	£ 0.000004	£ 0.0004
Share capital subdivision and reclassification of share capital		0
Ordinary shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Share capital subdivision and reclassification of share capital	1
Redesignated ordinary per share	£ 0.000004
Ordinary shares [member] | Share Subdivision [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	20,809,854,947
Deferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	15,040,465,803
Par value per share	£ 0.0004
Share capital subdivision and reclassification of share capital		3,549,181,754,000
Deferred Shares [Member] | Deferred share capital [Member]
Disclosure of classes of share capital [line items]
Share capital subdivision and reclassification of share capital	100
Redesignated ordinary per share	£ 0.000004
Deferred Shares [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Share capital subdivision and reclassification of share capital	99
Redesignated ordinary per share	£ 0.000004
Deferred Shares [Member] | Share Subdivision [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	3,564,222,220,053